Administrative and Offering Expenses (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Administrative And Offering Expenses
Description of administrative fees			Up to 1/12th of 0.95% of the Fund's month-end net asset value		Up to 1/12th of 0.95% of the Fund’s month-end net asset value
Administrative expenses - General Partner	$ 300,229	$ 206,859	$ 808,981	$ 726,313	$ 909,095	$ 791,912
Administrative expenses excess of limitation - General Partner	114,284	238,688	606,255	413,349	513,063	206,541
Administrative expenses payable - general partner	20,356		20,356		26,737	40,089
Description of offering expenses			Up to 1/12th of 0.75% of the Fund's month-end net asset value pro rata for each Series of Units		Up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units
Offering expenses - General Partner	110,499	137,671	268,998	369,828	487,245	537,508
Exceeding offering expense excess of limitation - General Partner	71,850	67,548	126,885	144,191	202,363	85,900
Offering expenses payable - general partner	$ 14,118		$ 14,118		$ 19,163	$ 30,206